SHARE-BASED PAYMENTS - Restricted share units (Details) Options in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) EquityInstruments $ / shares Options	Dec. 31, 2022 USD ($) EquityInstruments $ / shares
Share-based payment transaction
Number of options | Options	859
RSUs
Share-based payment transaction
Number of options	1
Additional consideration to acquire common share | $	$ 0
Vesting period	3 years
Summary of information about share units outstanding
Balance at January 1	4,905,000	5,293,000
Granted	4,847,000	3,928,000
Reinvested	182,000	170,000
Redeemed - Cash	(1,325,000)	(1,609,000)
Redeemed - Equity	990,000	1,262,000
Forfeited	(947,000)	(1,615,000)
Outstanding at end of period	6,672,000	4,905,000
Balance at January 1 | $ / shares	$ 7.44	$ 7.81
Granted | $ / shares	$ 5.16	$ 6.85
Reinvested | $ / shares	5.90	7.50
Redeemed - Cash | $ / shares	$ 7.85	$ 7.67
Redeemed - Equity | $ / shares	7.62	6.55
Forfeited | $ / shares	6.28	7.68
Outstanding at end of period | $ / shares	$ 5.80	$ 7.44
Liability recognized in respect of cash settled RSUs | $	$ 13,000,000.0	$ 6,100,000